Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2026
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Summary of Accounts Receivable

(in thousands)	Note	June 30 2026	December 31 2025

Trade receivables from provisional concentrate sales, net of fair value adjustment	6	$17,867	$41,545

Trade receivables from sales of cobalt	6	7,200	3,472

Other accounts receivable		989	1,706

Total accounts receivable		$26,056	$46,723